Proskauer rose LLP

Eleven Times Square

New York, New York 10036

June 21, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Frank Buda

Re:	BNY Mellon Absolute Insight Funds, Inc. (811-23036)

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BNY Mellon Absolute Insight Funds, Inc. (the “Registrant”), transmitted herewith is Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 (the “Registration Statement”). This amendment is being filed solely for the purpose of filing the Consents of Ernst & Young LLP, independent registered public accounting firm for the Registrant and Dreyfus Investment Grade Funds, Inc., with respect to the Annual Report of BNY Mellon Insight Core Plus Fund, a series of the Registrant, for its fiscal year ended April 30, 2018 and the Annual Report of Dreyfus Intermediate Term Income Fund, a series of Dreyfus Investment Grade Funds, Inc., for its fiscal year ended July 31, 2017.

Please telephone the undersigned at 212.969.3722, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Robert Spiro
Robert Spiro

cc:	David Stephens
Jeff Prusnofsky